Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Charge Recognized in Profit and Losses
The income tax charge recognized in profit and losses included the following:

Current Income Tax	2025	2024	2023
Current Income Tax on profits for the year	(32,595)	(32,595)	(31,924)
Total Current Income Tax expense	(32,595)	(32,595)	(31,924)

Deferred income tax	2025	2024	2023
Increase/(Decrease) in deferred income tax assets	2,299	3,150	1,757
(Decrease)/Increase in deferred income tax liabilities	(1,458)	(1,105)	739
Total Deferred income tax benefit / (expense)	841	2,045	2,496
Income Tax expense	(31,752)	(30,550)	(29,428)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The balance comprises temporary differences attributable to:

	2025	2024	2023
Tax Losses	3,110	793	233
Accrued Liabilities	2,967	3,196	773
Exchange differences	132	333	89
Other	1,457	1,045	1,193
Total	7,666	5,367	2,288

Summary of Movements in Deferred Tax Assets
Movements:

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2025	793	3,196		333	1,045	5,367
(Charged) / Credited to profit & loss	2,317	(229)	—	(201)	412	2,300
At December 31, 2025	3,110	2,967		132	1,457	7,666

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2024	233	773		89	1,193	2,288
Credited / (Charged) to profit & loss	560	2,423	—	244	(148)	3,079
At December 31, 2024	793	3,196		333	1,045	5,367

Summary of Deferred Tax Liabilities [Table Text Block]	The balance of Deferred Tax Liabilities is comprised of temporary differences attributable to:

	2025	2024	2023
Accrued receivables	2,662	795	353
Other	654	1,063	471
Total	3,316	1,858	824

Summary of Movements in Deferred Tax Liabilities
Movements:

	Accrued receivables	Other	Total
At January 1, 2025	795	1,063	1,858
Credited / (charged) to profit & loss	1,867	(408)	1,459
At December 31, 2025	2,662	654	3,316

At January 1, 2024	353	471	824
Credited / (charged) to profit & loss	442	592	1,034
At December 31, 2024	795	1,063	1,858

Summary of Reconciliation of Effective Tax Rate
The Group’s effective Income Tax rate in 2025 was 11.5% (20.2% and 16.5% in the years ended December 31, 2024 and 2023, respectively). For 2025 and 2024, the Group applied for fiscal consolidation in Malta resulting in a domestic rate of 5%. The decrease in our effective income tax rate is mainly attributable to an increase in revenues generated in jurisdictions with lower statutory income tax rates, combined with lower revenues in jurisdictions with higher statutory income tax rate. The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% in 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Profit before Income Tax	228,654	151,019	178,514
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(11,433)	(7,551)	(8,926)
Permanent differences:
Tax effect of non-taxable income	11,229	897	822
Effects from entities taxes with different rates	(14,046)	(14,565)	(15,930)
Foreign Withholding Income Tax (1)	(3,823)	—	—
Other permanent differences (2)	(13,679)	(9,331)	(5,394)
Total	(31,752)	(30,550)	(29,428)
(1)    Represents foreign withholding taxes incurred in various jurisdictions, including dividend withholding taxes. As these amounts do not give rise to a tax credit or future tax benefit, they are presented as permanent differences in the income tax reconciliation.
(2) During the year ended December 31, 2025, other permanent differences included non-deductible expenses, the effect of income taxes accrued in subsidiaries and non taxable income.